Capital and financing structure - Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Capital and financing structure [Line Items]
Increase decrease exchange rate effects borrowings of infrastructure projects		€ 652
Infrastructure project [Member]
Capital and financing structure [Line Items]
Increase decrease net draw downs borrowings of infrastructure projects	€ 214
Increase decrease exchange rate effects borrowings of infrastructure projects	(904)
Bonds issued	(4,781)	€ (5,199)
Exinfrastructure project [Member]
Capital and financing structure [Line Items]
Increase decrease net draw downs borrowings of infrastructure projects	(65)
Increase decrease exchange rate effects borrowings of infrastructure projects	(5)
Bonds issued	(252)
Increase decrease in consolidated debt ECPs issued	€ (199)